STOCKHOLDERS' EQUITY - Preferred stock (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 $ / shares shares	Dec. 31, 2025 USD ($) director $ / shares shares	Dec. 31, 2024 $ / shares shares
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	74,382,714	74,382,714	74,382,714
Preferred stock, shares issued	65,937,090	64,322,487	64,322,487
Preferred stock, shares outstanding	65,937,090	64,322,487	64,322,487
Dividend rate		8.00%
Conversion ratio		1
Minimum qualified IPO | $		$ 50
Series A Preferred
STOCKHOLDERS' EQUITY
Number of directors | director		1
Minimum shares outstanding for director election		321,697
Series A-1 Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	3,778,798	3,778,798
Preferred stock, shares issued	3,778,798	3,778,798	3,778,798
Preferred stock, shares outstanding	3,778,798	3,778,798	3,778,798
Estimated fair value per share | $ / shares		$ 14.25
Series A-2 Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	545,372	545,372
Preferred stock, shares issued	545,372	545,372	545,372
Preferred stock, shares outstanding	545,372	545,372	545,372
Estimated fair value per share | $ / shares		$ 15.25
Series A-3 Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	2,423,708	2,423,708
Preferred stock, shares issued	2,423,708	2,423,708	2,423,708
Preferred stock, shares outstanding	2,423,708	2,423,708	2,423,708
Estimated fair value per share | $ / shares		$ 16
Series A-4 Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	17,303,891	17,303,891
Preferred stock, shares issued	17,035,717	15,421,114	15,421,114
Preferred stock, shares outstanding	17,035,717	15,421,114	15,421,114
Estimated fair value per share | $ / shares		$ 19
Series B Preferred
STOCKHOLDERS' EQUITY
Number of directors | director		1
Minimum shares outstanding for director election		498,429
Series B-1 Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	18,530,110	18,530,110
Preferred stock, shares issued	18,530,110	18,530,110	18,530,110
Preferred stock, shares outstanding	18,530,110	18,530,110	18,530,110
Estimated fair value per share | $ / shares		$ 20.25
Series B-2 Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	31,800,835	31,800,835
Preferred stock, shares issued	23,623,385	23,623,385	23,623,385
Preferred stock, shares outstanding	23,623,385	23,623,385	23,623,385
Estimated fair value per share | $ / shares		$ 27.5
Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Issuance of preferred stock, net of offering costs (in shares)	1,614,603	0	4,542,885
Preferred Stock | Series B Preferred
STOCKHOLDERS' EQUITY
Estimated fair value per share | $ / shares		$ 27.5
Issuance of preferred stock, net of offering costs (in shares)		181,715
Aggregate gross proceeds | $		$ 5,000,000
Offering costs | $		$ 39,442